Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)
Cash flows from operating activities
Net profit (loss) for the year | ₪	₪ (1,909)	[1],[2]		₪ 675		₪ 439
Adjustments:
Depreciation and amortization | ₪	2,387	[1]		2,117		2,161
Share of loss of equity accounted investees | ₪	3	[1],[2]		5		5
Loss from impairment of assets | ₪	2,294	[1],[2]		129
Finance expenses, net | ₪	578	[2]		584		1,025
Capital gain, net | ₪	(13)	[2]		(27)		(86)
Income tax expenses | ₪	(59)	[2]		347		442
Change in inventory | ₪	(5)	[2]		(35)		(20)
Change in trade and other receivables | ₪	239	[2]		194		110
Change in trade and other payables | ₪	(144)	[2]		16		(24)
Changes in provisions | ₪	81	[2]		15		(19)
Changes in employee benefits | ₪	489	[2]		(33)		(65)
Change in other liabilities | ₪		[2]		(34)		23
Net income tax paid, net | ₪	(467)	[2]		(473)		(534)
Net cash provided by operating activities | ₪	3,472	[2]		3,480		3,457
Cash flows from investing activities
Investment in intangible assets and deferred expenses | ₪	(390)	[2]		(399)		(223)
Proceeds from the sale of PP&E and investment property and equipment | ₪	315	[2]		98		138
Tax payments due to owners' loans | ₪		[2]				(461)
Change in investments, net | ₪	(1,060)	[2]		457		528
Purchase of property, plant and equipment | ₪	(1,216)	[2]		(1,131)		(1,193)
Net withdrawal from restricted cash | ₪		[2]				155
Tax payments regarding sale of investment property | ₪	(201)	[2]
Other | ₪	45	[2]		9		20
Net cash used in investing activities | ₪	(2,507)	[2]		(966)		(1,036)
Cash flows from financing activities
Proceeds from issuance of debentures and loans received | ₪	1,139	[2]		2,635		4,184
Repayment of debentures and loans | ₪	(1,891)	[2]		(1,942)		(5,000)
Interest paid | ₪	(572)	[2]		(583)		(967)
Dividends to non-controlling interests | ₪	(505)	[2]		(948)		(1,187)
Transactions with non-controlling interests | ₪		[2]				1,034
Payments of principal and interest for leases | ₪	(422)	[2]
Payments to Eurocom DBS | ₪		[2]		(61)		(256)
Proceeds from issuance of shares, net | ₪	97	[2]
Other | ₪	(46)	[2]		(17)		(38)
Net cash used in financing activities | ₪	(2,200)	[2]		(916)		(2,230)
Net increase (decrease) in cash and cash equivalents | ₪	(1,235)	[2]		1,598		191
Cash and cash equivalents as at the beginning of the year | ₪	2,408	[2]		810		619
Cash and cash equivalents as at the end of the year | ₪	₪ 1,173	[1]		₪ 2,408	[2]	₪ 810
USD
Cash flows from operating activities
Net profit (loss) for the year | $			$ (509)
Adjustments:
Depreciation and amortization | $			637
Share of loss of equity accounted investees | $			1
Loss from impairment of assets | $			611
Finance expenses, net | $			154
Capital gain, net | $			(3)
Income tax expenses | $			(16)
Change in inventory | $			(1)
Change in trade and other receivables | $			64
Change in trade and other payables | $			(38)
Changes in provisions | $			22
Changes in employee benefits | $			130
Change in other liabilities | $
Net income tax paid, net | $			(125)
Net cash provided by operating activities | $			927
Cash flows from investing activities
Investment in intangible assets and deferred expenses | $			(104)
Proceeds from the sale of PP&E and investment property and equipment | $			84
Tax payments due to owners' loans | $
Change in investments, net | $			(283)
Purchase of property, plant and equipment | $			(324)
Net withdrawal from restricted cash | $
Tax payments regarding sale of investment property | $			(53)
Other | $			12
Net cash used in investing activities | $			(668)
Cash flows from financing activities
Proceeds from issuance of debentures and loans received | $			303
Repayment of debentures and loans | $			(505)
Interest paid | $			(152)
Dividends to non-controlling interests | $			(135)
Transactions with non-controlling interests | $
Payments of principal and interest for leases | $			(113)
Payments to Eurocom DBS | $
Proceeds from issuance of shares, net | $			25
Other | $			(12)
Net cash used in financing activities | $			(589)
Net increase (decrease) in cash and cash equivalents | $			(330)
Cash and cash equivalents as at the beginning of the year | $			642
Cash and cash equivalents as at the end of the year | $			$ 313

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.